Segment information and revenue	12 Months Ended
Dec. 31, 2024
Segment information and revenue
Segment information and revenue

6     Segment information and revenue

6.1  Description of segments and principal activities

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision makers (“CODM”), who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision makers have been identified as the executive directors of the Company, they review the Group’s internal reporting in order to assess performance, allocate resources, and determine the operating segments based on these reports.

There were two reporting segments of the Group for the years ended December 31, 2022 and 2023, Technology Solutions and Virtual Bank Business. On April 2, 2024, the Virtual Bank Business segment was disposed of and reported as discontinued operations (Note 12). The below segment comparative information has been restated accordingly.

6     Segment information and revenue (Continued)

6.1  Description of segments and principal activities (Continued)

As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses incurred in the PRC, no geographical segments are presented.

	Year ended December 31,
	2022	2023	2024
	Continuing	Continuing	Continuing
	operations	operations	operations
	Technology	Technology	Technology
	Solutions	Solutions	Solutions
	RMB’000	RMB’000	RMB’000

Revenue	4,357,462	3,521,591	2,248,103
Cost of revenue	(2,775,354)	(2,195,574)	(1,443,606)
Gross profit	1,582,108	1,326,017	804,497

Operating loss	(849,081)	(217,285)	(303,533)

Loss before income tax	(857,337)	(210,341)	(249,338)

ASSETS
Segment Assets	4,975,377	4,016,149	3,496,187
Goodwill	289,161	289,161	157,260
Deferred income tax assets	765,959	768,276	313,805
Total assets	6,030,497	5,073,586	3,967,252

LIABILITIES
Segment Liabilities	3,521,233	2,754,711	1,463,309
Deferred income tax liabilities	5,196	2,079	—
Total Liabilities	3,526,429	2,756,790	1,463,309

Other segment information
Depreciation of property and equipment	106,118	68,729	51,889
Amortization of intangible assets	135,212	91,746	47,742

The above disclosures have taken into intersegment eliminations and adjustments.

The reconciliation from operating loss to profit/(loss) before income tax during the years ended December 31, 2022, 2023 and 2024 is shown in the consolidated statement of comprehensive income.

6     Segment information and revenue (Continued)

6.2  Revenue

(a)  Disaggregation of revenue from contracts with customers

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Technology Solutions
Implementation	861,820	834,620	664,127
Transaction based and support revenue
- Operation support services	1,140,727	861,056	549,273
- Business origination services	383,723	132,112	30,078
- Risk management services	414,849	320,462	247,828
- Cloud services platform (i)	1,315,819	1,245,952	618,088
- Post‑implementation support services	50,983	52,012	69,064
- Others	189,541	75,377	69,645

	4,357,462	3,521,591	2,248,103
(i)

Revenue from cloud services platform decreased primarily due to the decision of the Group to gradually discontinue the operation of cloud services from July 2024 onwards given subsidiaries and associates of Ping An Insurance (Group) Company of China, Ltd. (the “Ping An Group”)) ceased to utilize relevant services.

Disaggregation of revenue by timing of transfer of services over time or at a point in time is set out below:

	At a point
	in time	Over time	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2022
Implementation	36,266	825,554	861,820
Transaction based and support revenue
- Operation support services	376,784	763,943	1,140,727
- Business origination services	383,723	—	383,723
- Risk management services	414,849	—	414,849
- Cloud services platform	—	1,315,819	1,315,819
- Post‑implementation support services	—	50,983	50,983
- Others	189,366	175	189,541

	1,400,988	2,956,474	4,357,462

6     Segment information and revenue (Continued)

6.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

	At a point
	in time	Over time	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Implementation	37,804	796,816	834,620
Transaction based and support revenue
- Operation support services	240,366	620,690	861,056
- Business origination services	132,112	—	132,112
- Risk management services	320,462	—	320,462
- Cloud services platform	—	1,245,952	1,245,952
- Post-implementation support services	—	52,012	52,012
- Others	75,285	92	75,377

	806,029	2,715,562	3,521,591

	At a point
	in time	Over time	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2024
Implementation	28,450	635,677	664,127
Transaction based and support revenue
- Operation support services	143,377	405,896	549,273
- Business origination services	30,078	—	30,078
- Risk management services	247,828	—	247,828
- Cloud services platform	—	618,088	618,088
- Post-implementation support services	—	69,064	69,064
- Others	69,645	—	69,645

	519,378	1,728,725	2,248,103

During the years ended December 31, 2022, 2023 and 2024, the Group mainly operated in the PRC and substantially all revenues are earned in the PRC.

The major customers which contributed more than 10% of the total revenue from continuing operations of the Group for the years ended December 31, 2022, 2023 and 2024 are listed as below:

	For the year ended
	December 31,
	2022	2023	2024
	% of total	% of total	% of total
	revenue	revenue	revenue
	(Note 12)	(Note 12)
Ping An Group and its subsidiaries	57.99%	59.38%	52.98%
Lufax Holding Ltd (“Lufax” and its subsidiaries)	10.54%	Not applicable	(i)
	68.53%	59.38%	52.98%
(i)	Lufax became a subsidiary of Ping An Group on July 30, 2024 and the revenue from Lufax Holding Ltd was included in the revenue from Ping An Group and its subsidiaries since then.

6     Segment information and revenue (Continued)

6.2  Revenue (Continued)

(b)  Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	At December 31,
	2023	2024
	RMB’000	RMB’000
Contract assets
-Implementation	137,566	113,986
-Transaction based and support	15,638	11,856
- Operation support services	12,149	6,905
- Post implementation support services	3,489	4,951

	153,204	125,842
Less: Impairment loss allowance
-Implementation	(50,712)	(57,910)
-Transaction based and support	(6,667)	(4,512)
- Operation support services	(4,750)	(2,201)
- Post implementation support services	(1,917)	(2,311)

	(57,379)	(62,422)
	95,825	63,420

	At December 31,
	2023	2024
	RMB’000	RMB’000
Contract liabilities
-Implementation	37,427	30,656
-Transaction based and support	118,262	97,791
-Post implementation support services	10,609	12,030
-Risk management services	18,801	14,843
-Operation support services	69,825	49,124
-Others	19,027	21,794

	155,689	128,447

Less: Non‑current contract liabilities	(17,126)	(12,946)
	138,563	115,501

Contract assets and contract liabilities decreased primarily due to decline of revenue from implementation and operation support services, respectively.

6     Segment information and revenue (Continued)

6.2  Revenue (Continued)

(b)  Contract assets and liabilities (Continued)

During the years ended December 31, 2022, 2023 and 2024, there were no material cumulative catch-up adjustments to revenue that affect the corresponding contract asset or contract liability, including adjustments arising from a change in the measure of progress, a change in an estimate of the transaction price or a contract modification, there were also no revenue recognized in the reporting year from performance obligations satisfied (or partially satisfied) in previous years.

(i)Revenue recognized in relation to contract liabilities

	For the year ended
Revenue recognized in relation to contract liabilities	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Revenue recognized that was included in the contract liability balance at the beginning of the year	153,844	166,650	138,563

(ii)	Remaining performance obligations of long-term contracts

Remaining performance obligations of long-term contracts	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long‑term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	670,991	386,278	428,055
Expected to be recognized in one to two years	237,126	112,605	120,256
Expected to be recognized in two to three years	99,208	38,900	52,698
Expected to be recognized beyond three years	44,365	13,992	65,675
	1,051,690	551,775	666,684

The remaining performance obligations disclosed above represent implementation, post-implementation support services, risk management services and operation support services that have an original contractual term of more than one year. Moreover, the amount disclosed above does not include variable consideration which is constrained.